Related Party Transactions	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 11. Related Party Transactions.
Legal
Faegre Drinker Biddle & Reath (“Faegre Drinker”), formerly Drinker Biddle & Reath LLP (“DBR”), has provided legal services to the Company. The Company’s Chief Legal Officer and Corporate Secretary held the consulting role “Senior Counsel” with the Faegre Drinker until December 31, 2021. During the years ended March 31, 2022 and 2021, approximately $0.5 million and $0.6 million ($0.1 million was capitalized into equity in prior year), respectively, have been incurred as legal expenses associated with Faegre Drinker, and the Company had approximately $153,000 and $87,000 in accounts payable and accrued expenses payable to Faegre Drinker at March 31, 2022 and March 31, 2021, respectively.